Other operating income	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Other operating income

Note 32.      Other operating income

	12 months ended December 31,
USD'000	2022	2021	2020
Accounts payable write-off	1,899	-	-
Other operating income from related parties	66	71	43
Other operating income - other	108	112	-
Total other operating income from continuing operations	2,073	183	43

The accounts payable write-off relates to a liability recorded in 2013 by WISeKey Semiconductors SAS which the creditor in insolvency can no longer claim.

In the year 2022, other operating income from related parties was made up of the amounts invoiced by WISeKey to the OISTE Foundation for the use of its premises and equipment (see Note 40).